Statement of Changes in Shareholders' Equity (Parenthetical) - Class B Ordinary Shares - shares	Feb. 10, 2021	Dec. 31, 2020
Shares subject to forfeiture		3,187,500
Aggregate ordinary shares outstanding related to share capitalization	24,437,500	24,437,500